CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - CAD	Common Stock	Additional Paid-In Capital	Cumulative Translation Adjustment	Deficit	Total
Beginning Balance at Jul. 31, 2015	CAD 38,298	CAD 1,157,868	CAD (166,663)	CAD (1,203,503)	CAD (174,000)
Beginning Balance, in shares at Jul. 31, 2015	38,297,197
Shares issued for cash	CAD (13,000)	13,000
Shares issued for cash, in shares	(13,000,186)
Shares surrender and cancellation	CAD 6,069	600,856			606,925
Shares surrender and cancellation, in shares	6,069,250
Shares issued for mineral property	CAD 1,500	238,500			240,000
Shares issued for mineral property, in shares	1,500,000
Cumulative translation adjustments			(117,502)		(117,502)
Warrants issued for mineral property		223,031			223,031
Warrants exercised					1,925
Share issuance costs		(127,067)			(127,067)
Share-based payments		369,006			369,006
Loss for the year				(633,466)	(633,466)
Ending Balance at Jul. 31, 2016	CAD 32,867	2,475,194	(166,663)	(1,836,969)	504,429
Ending Balance, in shares at Jul. 31, 2016	32,866,261
Shares issued for cash	CAD 31,849	6,631,058			6,662,907
Shares issued for cash, in shares	31,849,314
Shares surrender and cancellation	CAD (13,000)	13,000
Shares surrender and cancellation, in shares	(13,000,186)
Shares issued for mineral property	CAD 920	183,080			184,000
Shares issued for mineral property, in shares	920,000
Warrants issued for mineral property		223,031			223,031
Shares issued for compensation	CAD 400	59,600			60,000
Shares issued for compensation, in shares	400,000
Warrants exercised	CAD 272	26,936			27,208
Warrants exercised, in shares	272,080
Options exercised	CAD 400	59,600			60,000
Options exercised, in shares	400,000
Share issuance costs		(342,370)			(342,370)
Share-based payments		1,010,064			1,010,064
Loss for the year				(4,190,955)	(4,190,955)
Ending Balance at Jul. 31, 2017	CAD 66,708	CAD 10,103,162	CAD (166,663)	CAD (6,027,924)	CAD 3,975,283
Ending Balance, in shares at Jul. 31, 2017	66,707,655